o 157 P-2

                      SUPPLEMENT DATED SEPTEMBER 1, 2000
                             TO THE PROSPECTUS OF

                     FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
                            DATED FEBRUARY 1, 2000

The prospectus is amended as follows:

I. Under the "Principal Investments" discussion on page 2, the first paragraph of that section is replaced with the following:

PRINCIPAL INVESTMENTS The fund will normally invest at least 65% of its total assets in mortgage securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. The fund focuses on mortgage pass-through securities, which are securities representing interests in "pools" of mortgage loans, issued or guaranteed by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC"). These securities may be fixed-rate or adjustable rate mortgage securities (ARMS).

II. Under the "Principal Investments" discussion on page 2, the fourth paragraph of that section is replaced with the following:

The fund may invest up to 35% of its total assets in potentially higher income producing mortgage securities including, but not limited to, certain ARMS, commercial mortgage-backed securities (CMBS), home equity loan asset backed securities (HELs), manufactured housing asset backed securities (MH) and collateralized mortgage obligations (CMOs), as well as in other mortgage-related asset-backed securities. Mortgage-related asset-backed securities are backed by mortgages or other real property. Higher income producing mortgage securities may be issued or guaranteed by the U.S. government, its agencies or instrumentalities or by private issuers.

III. The section "Mortgage Securities" on page 4 is replaced with the following:

MORTGAGE SECURITIES AND ASSET-BACKED SECURITIES Mortgage securities differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal before the security's maturity date due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans. To the fund this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the fund may have paid. Mortgage prepayments generally increase when interest rates fall.

Mortgage securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments on mortgage securities and extend their life. This could cause the price of the mortgage securities and the fund's share price to fall and would make the mortgage securities more sensitive to interest rate changes.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage securities, asset-backed securities are subject to prepayment and extension risks.

IV. The section "Derivative Securities" on page 5 is revised to read as follows:

DERIVATIVE SECURITIES Collateralized mortgage obligations (CMOs) are considered derivative investments, since their value depends on the value of an underlying asset. Some mortgage-related asset-backed securities may also be considered derivative investments. These investments are subject to credit risk and prepayment risk associated with the underlying mortgage assets.

V. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

VI. All references to the $5.00 exchange fee applicable to market timers are no longer applicable.

VII. The section "Minimum investments" on page 13 is replaced with the following:

MINIMUM INVESTMENTS

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                                  INITIAL           ADDITIONAL
----------------------------------------------------------------------
Regular accounts                  $1,000            $50
----------------------------------------------------------------------
Automatic investment plans        $50 ($25 for an   $50 ($25 for an
                                  Education IRA)     Education IRA)
----------------------------------------------------------------------
UGMA/UTMA accounts                $100              $50
----------------------------------------------------------------------
Retirement accounts
(other than IRAs, IRA rollovers,
Education IRAs or Roth IRAs)      no minimum        no minimum
----------------------------------------------------------------------
IRAs, IRA rollovers, Education
IRAs or Roth IRAs                 $250              $50
----------------------------------------------------------------------
Broker-dealer sponsored wrap
account programs                  $250              $50
----------------------------------------------------------------------
Full-time employees, officers,
trustees and directors of
Franklin Templeton entities, and
their immediate family members    $100              $50
----------------------------------------------------------------------

 PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF A FUND ELIGIBLE FOR SALE IN YOUR
                            STATE OR JURISDICTION.

Certain Franklin Templeton Funds offer multiple share classes not offered by this fund. Please note that for selling or exchanging your shares, or for other purposes, the fund's shares are considered Class A shares.

VIII. The section "Account Application" on page 14 is replaced with the following:

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 15). For example, if you would like to link one of your bank accounts to your fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

IX. The following is added to the section "Buying shares" on page 14:

----------------------------------------------------------------------
[Insert graphic of      If you have another    Before requesting a
phone]                  Franklin Templeton     telephone purchase,
BY PHONE                fund account with      please make sure we
(Up to $100,000 per     your bank account      have your bank
day)                    information on file,   account information
1-800/632-2301          you may open a new     on file. If we do not
                        account by phone.      have this
                                               information, you will
                        To make a same day     need to send written
                        investment, please     instructions with
                        call us by 1:00 p.m.   your bank's name and
                        Pacific time or the    address, a voided
                        close of the New York  check or savings
                        Stock Exchange,        account deposit slip,
                        whichever is earlier.  and a signature
                                               guarantee if the bank
                                               and fund accounts do
                                               not have at least one
                                               common owner.

                                               To make a same day
                                               investment, please
                                               call us by 1:00 p.m.
                                               Pacific time or the
                                               close of the New York
                                               Stock Exchange,
                                               whichever is earlier.
----------------------------------------------------------------------

X. The section "Automatic Investment Plan" on page 15 is replaced with the following:

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services.
If you are opening a new account, please include the minimum initial investment of $50 ($25 for an Education IRA) with your application.

XI. The section "Telephone Privileges" on page 16 is replaced with the following:

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

XII. The last paragraph of the "Exchange Privilege" section on page 16 is replaced with the following:

Because excessive trading can hurt fund performance, operations and shareholders, the fund, effective November 1, 2000, reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) the fund or its manager believes the fund would be harmed or unable to invest effectively, or (ii) the fund receives or anticipates simultaneous orders that may significantly affect the fund (please see "Market Timers" on page
21).

XIII. In the Selling Shares table on page 19 the section "By Electronic Funds Transfer (ACH)" is replaced with the following:

----------------------------------------------------------------------
[Insert graphic of three lightning  You can call or write to have
bolts]                              redemption proceeds sent to a
BY ELECTRONIC FUNDS TRANSFER (ACH)  bank account. See the policies above for selling shares by mail
                                    or phone.

                                    Before requesting to have
                                    redemption proceeds sent to a
                                    bank account, please make sure
                                    we have your bank account
                                    information on file. If we do
                                    not have this information, you
                                    will need to send written
                                    instructions with your bank's
                                    name and address, a voided check
                                    or savings account deposit slip,
                                    and a signature guarantee if the
                                    bank and fund accounts do not
                                    have at least one common owner.

                                    If we receive your request in
                                    proper form by 1:00 p.m. Pacific
                                    time, proceeds sent by ACH
                                    generally will be available
                                    within two to three business
                                    days.
----------------------------------------------------------------------

XV. The section "Market Timers" on page 21 is replaced with the following:

MARKET TIMERS The fund may restrict or refuse purchases or exchanges by Market Timers. You may be considered a Market Timer if you have (i) requested an exchange out of any of the Franklin Templeton funds within two weeks of an earlier exchange request out of any fund, or (ii) exchanged shares out of any of the Franklin Templeton funds more than twice within a rolling 90 day period, or (iii) otherwise seem to follow a market timing pattern that may adversely affect the fund. Accounts under common ownership or control with an account that is covered by (i), (ii), or (iii) are also subject to these limits.

Anyone, including the shareholder or the shareholder's agent, who is considered to be a Market Timer by the fund, its manager or shareholder services agent, will be issued a written notice of their status and the fund's policies. Identified Market Timers will be required to register with the market timing desk of Franklin Templeton Investor Services, Inc., and to place all purchase and exchange trade requests through the desk. Some funds do not allow investments by Market Timers.

XVI. The first category in the section "Additional Policies" on page 21 is revised to read:

o The fund may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.

XVII. The following paragraph is added to the section "Dealer Compensation" on page 22:

MARKET TIMERS. Please note that for NAV purchases by market timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission.

               Please keep this supplement for future reference.